RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 31, 2014
Schedule of Related Party Transactions [Table Text Block]
	2014	2013	2012
Salaries and benefits	$245,497	$161,199	$-
Consulting	422,547	394,885	685,521
Director fees	93,727	24,797	26,205
Stock-based compensation	-	374,535	431,949
	$761,771	$955,416	$1,143,675